Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2024
Related party transactions [abstract]
Summary of Compensation of Directors and Key Management	The following presentation of the remuneration of directors and key management personnel of the Company. Directors and key management differ for the periods before and after Separation.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Salaries, bonuses, benefits and directors' fees included in the Consolidated Statement of Comprehensive loss	925	292	2,804	1,392
Salaries, bonuses, benefits included in PP&E	-	234	-	234
Equity compensation	930	331	2,757	1,590
	1,855	857	5,561	3,216

Amounts due to directors and key management are as follows:

	September 30, 2024	December 31, 2023
	$	$
Total due to directors and key management	230	2,376